Document and Entity Information	Jun. 13, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001711929
Document Type	8-K
Document Period End Date	Jun. 13, 2025
Entity Registrant Name	STARWOOD REAL ESTATE INCOME TRUST, INC.
Entity Incorporation State Country Code	MD
Entity File Number	000-56046
Entity Tax Identification Number	82-2023409
Entity Address, Address Line One	2340 Collins Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	305
Local Phone Number	695-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Starwood Real Estate Income Trust, Inc. and subsidiaries (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of operations and comprehensive loss, changes in equity, and cash flows for each of the three years in the period ended December 31, 2024, and the related notes and the schedule listed in the Index at Item 15 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.